Convertible Notes Payable - Summary of Convertible Notes Payable (Detail) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2013 March 2012 convertible notes [Member]	Dec. 31, 2012 March 2012 convertible notes [Member]	Dec. 31, 2013 October 2012 convertible notes [Member]	Dec. 31, 2012 October 2012 convertible notes [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 October 2012 subordinated convertible note [Member]	Dec. 31, 2012 October 2012 subordinated convertible note [Member]	Dec. 31, 2013 December 2012 convertible note [Member]	Dec. 31, 2012 December 2012 convertible note [Member]	Dec. 31, 2013 First may 2013 convertible notes [Member]	Dec. 31, 2013 Second may 2013 convertible note [Member]
Debt Instrument [Line Items]
Convertible notes payable, current portion			$ 22,518,000			$ 20,204,000		$ 2,314,000
Convertible notes payable, noncurrent portion			19,342,000								2,797,000		16,545,000
Total convertible notes payable		$ 46,037,000	$ 41,860,000	$ 514,000						$ 1,250,000